Effect of fluctuations in foreign currency exchange rates (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other reserves [abstract]
Reserve of exchange differences on translation	$ (24,913)	$ (19,463)	$ (14,035)
Comercial Hydro S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	1,004	1,004	1,004
SQMC Internacional Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(2)	(13)	(20)
Proinsa Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(7)	(10)	(15)
Comercial Agrorama Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(44)	(69)	(100)
Isapre Norte Grande Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(74)	(124)	(155)
Almacenes y Depositos Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	97	47	(31)
Sales de Magnesio Ltda. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	(29)	(161)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	0	(6)	(9)
Agrorama S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(98)	(49)	(35)
Doktor Tarsa [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(14,447)	(12,264)	(8,305)
SQM Vitas Fzco. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1,779)	(1,801)	(2,245)
Ajay Europe [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(831)	(1,935)	(1,731)
SQM Eastmed Turkey [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(92)	(95)	(81)
Charlee SQM Thailand Co. Ltd. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(285)	(460)	(476)
Coromandel SQM India [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(234)	(282)	(301)
SQM Italia SRL [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(154)	(287)	(250)
SQM Oceania Pty Limited [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(634)	(634)	(634)
SQM Indonesia S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(124)	(124)	(123)
Abu Dhabi Fertilizers Industries WWL [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(435)	(434)	21
SQM Vitas Holland [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(101)	(280)	(320)
SQM Thailand Limited [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(68)	(68)	(68)
SQM Europe N.V. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(1,550)	(1,550)	0
Minera Exar S.A. [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	(5,209)	0	0
SQM Australia Pty Ltd [Member]
Other reserves [abstract]
Reserve of exchange differences on translation	$ 154	$ 0	$ 0